Commitments and guarantees granted (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of commitments

	December 31, 2023	December 31, 2022
Purchase of raw materials and services	5,361	6,534
Purchase of energy	2,316	2,605
	7,677	9,139

Schedule of guarantee

	December 31, 2023			December 31, 2022
	Guarantee	Restricted cash	Liability (i)	Guarantee	Restricted cash	Liability (i)
Associates and joint ventures	274	-	-	1,522	-	103
Assets retirement obligations	910	-	-	644	73	-
	1,184	-	-	2,166	73	103

(i) The fair value of these financial guarantees is recorded as “Other financial liabilities” (note 14).